POST-EMPLOYMENT BENEFIT - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Pension Benefits
Estimated contribution	R$ 493,591
Defined benefit plan expected maturation of non-discounted benefits	R$ 29,632,116
Parent company.
Defined Pension Benefits
Weighted average duration of defined benefit obligation	8 years 4 months 9 days
Pension plan | Parent company.
Defined Pension Benefits
Contributions made by employer	R$ 414,421
BD Plan | Parent company.
Defined Pension Benefits
Contributions made by employer		R$ 283,697
CD Plan
Defined Pension Benefits
Contributions made by employer	2,256	2
CD Plan | Parent company.
Defined Pension Benefits
Contributions made by employer	62,479	R$ 3,683
2024
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,672,166
2025
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,408,819
2026
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,244,183
2027
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,091,416
2028 onwards
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 20,215,533